Stockholder's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stockholders Equity (Textual) [Abstract]
Cash dividends paid	$ 0	$ 0	$ 3,540
Quarterly cash dividend paid per share			$ 0.225
Number of shares repurchased	0